Average Annual Total Returns			12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended	185 Months Ended	255 Months Ended	259 Months Ended				260 Months Ended	262 Months Ended			274 Months Ended	437 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.69%		5.86%				4.56%													8.37%
Performance Inception Date		Jul. 30, 1987
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			5.13%		6.32%				4.75%										6.42%
Performance Inception Date		Feb. 19, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.14%		6.33%				4.53%												6.29%
Performance Inception Date		Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			7.10%		6.28%				4.72%											6.39%
Performance Inception Date		Feb. 20, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			8.68%		6.84%				4.88%									6.24%
Performance Inception Date		Mar. 01, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			8.91%		7.06%				5.12%												6.53%
Performance Inception Date		Mar. 15, 2001
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.21%		7.36%				5.40%		5.58%
Performance Inception Date		Aug. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.04%		6.23%				4.28%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.90%		5.53%				4.01%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			9.32%		7.47%	6.11%
Performance Inception Date		Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			9.09%		7.29%				5.34%			6.99%
Performance Inception Date		Sep. 17, 2002
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.22%	9.16%
Performance Inception Date		Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			9.26%	9.19%
Performance Inception Date		Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			8.14%		6.31%				4.36%							5.59%
Performance Inception Date		Jun. 11, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			8.13%		6.30%				4.37%						5.51%
Performance Inception Date		May 31, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			8.61%		6.78%				4.83%				6.02%
Performance Inception Date		Jun. 04, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			8.93%		7.10%				5.14%					6.33%
Performance Inception Date		May 20, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			9.26%		7.43%				5.46%								6.65%
Performance Inception Date		May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			9.31%		7.48%				5.51%	8.01%
Performance Inception Date		May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			8.44%		6.61%			4.25%
Performance Inception Date		Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			9.15%		7.32%		5.91%
Performance Inception Date		Nov. 20, 2015
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.20%		11.72%				7.93%		7.12%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.06%		8.71%				6.26%		6.13%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%		1.10%				1.81%		2.87%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the “Previous Primary Benchmark”) to the MSCI All Country World Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.